Schedule of Loss (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Divestment Of Subsidiary
Gain on divestment of the interest in Moxian (Hong Kong) Limited	$ 406,938		$ 406,938
Write-off of the cost of investment in Moxian CN China Limited	$ (1,000,001)		$ (1,000,001)